Fixed assets - Depreciation and amortization - Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (5,109)	€ (4,725)	€ (4,796)
Networks and devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(4,317)	(3,975)	(4,060)
Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(278)	(276)	(294)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(266)	(258)	(240)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (119)	€ (110)	€ (118)